SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Notes and other explanatory information [abstract]
Beginning balance, Options outstanding | shares	1,943,903	2,421,650	1,696,451
Beginning balance, Weighted Average Exercise price, outstanding | $ / shares	$ 1.68	$ 3.34	$ 3.85
Options, granted | shares	3,395,012	1,076,017	727,500
Weighted Average Exercise price, Granted | $ / shares	$ 2.25	$ 1.54	$ 1.53
Options, forfeited | shares	(11,538)	(1,553,764)	(2,301)
Weighted Average Exercise price, Forfeited | $ / shares	$ 1.57	$ 4.18	$ 2.13
Options, exercised | shares
Weighted Average Exercise price, Exercised | $ / shares
Ending balance, Options outstanding | shares	5,327,377	1,943,903	2,421,650
Ending balance, Weighted Average Exercise price, outstanding | $ / shares	$ 2.04	$ 1.68	$ 3.34
Options, Exercisable | shares	908,813	396,175	894,956
Ending balance, Weighted Average Exercise price, Exercisable | $ / shares	$ 1.76	$ 1.87	$ 4.34